Supplementary Information To Consolidated Statements Of Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in non-cash working capital
Inventory	$ (214)	$ (84)
Receivables and other current assets	(636)	(364)
Accounts payable	423	289
Other current liabilities	193	7
Total non-cash working capital	(234)	(152)
Supplemental disclosure of cash paid:
Interest	699	603
Income Taxes	67	24
Supplemental disclosure of non-cash activities:
Common share dividends reinvested	237	214
Reclassification of long-term debt to short-term debt	500	0
(Decrease) Increase in accrued capital expenditures	(13)	(45)
Supplemental disclosure of operating activities:
Net change in short-term regulatory assets and liabilities	(157)	$ (108)
January 2023 Settlement Of NMGC Gas Hedges [Member]
Changes in non-cash working capital
Receivables and other current assets	162
Nova Scotia Cap-And-Trade Program [Member]
Changes in non-cash working capital
Other current liabilities	$ (172)